Financial Instrument Risk Exposure and Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
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Disclosure Of Detailed Information About Financial Assets And Liabilities Denominated In Currencies Other Than The US Dollar
Financial assets and liabilities denominated in currencies other than the US dollar are as follows:

	December 31, 2019		December 31, 2018
	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Brazilian Reals	$28,653	$28,986	$19,810	$20,984
Canadian dollars	18,721	6,987	26,311	3,026
Total	$47,374	$35,973	$46,121	$24,010